Prepaid Expenses and Other Current Assets - Prepaid Breakdown (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT receivables	€ 833	€ 174
Tax receivables	69	645
Other prepaid expenses and current assets	866	609
Total prepaid expenses and current assets	€ 1,768	€ 1,428